VIA EDGAR

November 8, 2019

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:

Gator Series Trust (“Trust”) (Registration Nos.: 333-186059 and 811-22794) on behalf of the Gator Focus Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

The purpose of this filing is to correct an inadvertent error in the Certification filed as Exhibit 99.906-CERT to the Annual Shareholder Report of the Fund filed on Form N-CSR on June 7, 2019 by providing a corrected Certification updated to the date hereof.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

CC:     Derek Pilecki, President of the Trust

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